Business Combinations (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended		6 Months Ended			6 Months Ended			6 Months Ended		12 Months Ended	0 Months Ended					12 Months Ended		0 Months Ended					3 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2014 item	Jun. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011	Jun. 30, 2014 Acquired technology	Dec. 31, 2011 Acquired technology	Jun. 30, 2014 Acquired technology Maximum	Jun. 30, 2014 Customer relationships	Dec. 31, 2011 Customer relationships	Jun. 30, 2014 Customer relationships Maximum	Jun. 30, 2014 Tradenames	Dec. 31, 2011 Tradenames	Jun. 30, 2014 Tradenames Maximum	Jun. 30, 2014 ALG and Honk	Dec. 31, 2011 ALG, Inc.	Oct. 01, 2011 ALG, Inc. Common Stock Purchase Warrants	Oct. 01, 2011 ALG, Inc. Common stock	Dec. 31, 2011 ALG, Inc. Acquired technology	Dec. 31, 2011 ALG, Inc. Customer relationships	Dec. 31, 2011 ALG, Inc. Tradenames	Dec. 31, 2011 Honk LLC	Apr. 29, 2011 Honk LLC Common Stock Purchase Warrants	Apr. 29, 2011 Honk LLC Common stock	Apr. 29, 2011 Honk LLC Common stock Restricted stock awards	Apr. 29, 2011 Honk LLC Common stock Restricted stock awards Vest over two years	Apr. 29, 2011 Honk LLC Common stock Restricted stock awards Vest over four years	Dec. 31, 2011 Honk LLC Acquired technology	Dec. 31, 2012 Carperks	Dec. 31, 2011 Carperks	Sep. 01, 2011 Carperks	Sep. 01, 2011 Carperks Common stock	Dec. 31, 2011 Carperks Customer relationships	Dec. 31, 2011 Carperks Tradenames
Assets acquired
Cash					$ 7,638,000											$ 7,638,000
Accounts receivable					1,526,000											1,526,000
Other assets					276,000											276,000
Property and equipment					249,000											230,000						19,000
Intangible assets							30,600,000			6,300,000			4,970,000						29,600,000	5,000,000	4,900,000							1,000,000					1,300,000	70,000
Goodwill	53,270,000		53,270,000	53,270,000	52,609,000										13,300,000	51,206,000						712,000								691,000
Total assets acquired					104,168,000											100,376,000						1,731,000								2,061,000
Liabilities assumed					1,342,000											1,043,000						299,000
Deferred tax liabilities					10,819,000											10,819,000
Net assets acquired					92,007,000											88,514,000						1,432,000								2,061,000
Consideration paid
Common stock issued					84,045,000											82,500,000						1,412,000								133,000
Warrants issued					6,034,000											6,014,000						20,000
Contingent consideration					428,000																									428,000
Cash paid					1,500,000																									1,500,000
Total consideration					92,007,000											88,514,000						1,432,000								2,061,000
Maximum contingent consideration																															1,900,000
Additional information
Weighted average useful life of acquired intangible	10 years 2 months 12 days					9 years 9 months 18 days		10 years	9 years		10 years	14 years 9 months 18 days		15 years
Stock issued to acquire entity (in shares)																		10,377,358						977,605	580,291	313,625	266,666					16,666
Shares issued as consideration for acquisition																								397,314
Shares that may be purchased under warrant																	4,231,416						5,724
Exercise price of warrants (in dollars per share)																	$ 7.95						$ 0.01
Increase in fair value of contingent consideration		48,000	95,000	1,370,000																									1,400,000
Expected life																	1 year
Risk free interest rate (as a percent)																	0.19%
Volatility (as a percent)																	45.00%
Dividend yield (as a percent)																	0.00%
Transaction costs					1,900,000
Revenues					2,400,000											2,200,000
Net loss					1,400,000											1,200,000
Number of acquisition	0		0	0
Pro Forma Financial Information
Revenues					84,754,000											9,900,000
Net loss					$ 14,666,000											$ 7,900,000